Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from contracts with customers.
Summary of revenue for the Group's major product groups

	Years Ended December 31,
in €‘000	2025	2024	2023
Betting Technology & Solutions
Betting and Gaming Content	817,295	707,119	530,099
Managed Betting Services	229,775	199,871	173,391
Total Betting Technology & Solutions	1,047,070	906,990	703,490
Sports Content, Technology & Services
Marketing & Media Services	181,568	146,919	126,629
Sports Performance	43,692	40,366	39,758
Integrity Services	17,635	12,281	7,744
Total Sports Content, Technologies & Services	242,895	199,566	174,131
Total Revenue	1,289,965	1,106,556	877,621